Earnings per equity share	12 Months Ended
Mar. 31, 2020
Earnings per equity share
29. Earnings per equity share
By
way of
an ordinary resolution
passed
on July 12, 2019, the shareholders of the Bank approved a subdivision (stock split) of equity shares to reduce the face value of each equity share from Rs. 2.0 to Rs. 1.0 per equity share effective as of September 20, 2019. The number of issued and subscribed equity shares increased to 5,470,763,894 shares of par value Rs. 1.0 each. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three equity
shares.
A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of nil and 24.2 million
were excluded from the calculation of diluted earnings per share for the years ended March 31, 2019 and March 31, 2020, respectively, as these were anti-dilutive.

	As of March 31,
	2018	2019	2020
Weighted average number of equity shares used in computing basic earnings per equity share	5,161,077,010	5,360,068,058	5,468,802,148
Effect of potential equity shares for stock options outstanding	66,800,242	53,585,896	36,990,405

Weighted average number of equity shares used in computing diluted earnings per equity share	5,227,877,252	5,413,653,954	5,505,792,553

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2018		2019		2020		2020
Basic earnings per share	Rs.	34.59	Rs.	41.07	Rs.	47.59	US$	0.63
Effect of potential equity shares for stock options outstanding		0.44		0.41		0.32		0.01

Diluted earnings per share	Rs.	34.15	Rs.	40.66	Rs.	47.27	US$	0.62

Basic earnings per ADS	Rs.	103.77	Rs.	123.21	Rs.	142.77	US$	1.89
Effect of potential equity shares for stock options outstanding		1.32		1.23		0.96		0.03

Diluted earnings per ADS	Rs.	102.45	Rs.	121.98	Rs.	141.81	US$	1.86

Dividends
Any dividends declared by the Bank are based on the profit available for distribution as reported in the statutory financial statements of the Bank prepared in accordance with Indian GAAP. Additionally, the Banking Regulation Act and related regulations require the Bank to transfer 25% of its Indian GAAP profit after-tax to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval. As per the RBI guidelines, the dividend payout (excluding dividend tax) for March 31, 2020 cannot exceed 35% of net income of Rs. 262,573.2 million as calculated under Indian GAAP. Accordingly, the net income reported in these financial statements may not be fully distributable in that year. Dividends declared for the years ended March 31, 2018 and March 31, 2019 were Rs. 6.5 and Rs. 7.5 per equity
share
,

respectively. A special interim dividend of Rs. 2.5 per share to commemorate 25 years of HDFC Bank’s operations was paid on August 2, 2019.
The RBI in its circular dated
April 17, 2020, announced
that banks shall not make any further
dividend
payouts from the profits
relating
to the
financial
year ended March 31,

2020
until further instructions
.
As a result
, the Board of Directors of the Bank, at their meeting held on April 18, 2020, has not proposed any final dividend for fiscal 2020.